Fixed Assets, net & Right-of-use Assets (Tables)	6 Months Ended
Jun. 30, 2022
Fixed Assets, net & Right-of-use Assets
Schedule of aggregate future amortization of unfavorable charters

Amortization by 12-months period ended:
June 30, 2023	$36,724
June 30, 2024	13,366
Total	50,090
Less: Current portion	(36,724)
Total non-current portion	$13,366

Schedule of leaseback instalments

Instalments due by 12-months period ended:
June 30, 2023	$50,532
Until May 2024	61,833
Total leasing instalments	112,365
Less: Imputed interest	(6,582)
Total leasing obligation	105,783
Less: Deferred finance costs, net	(1,405)
Less: Current leasing obligation	(46,285)
Leasing obligation, net of current portion	$58,093